Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Year Ended December 31,
(in thousands)	2011	2010	2009
Tax Valuation Analysis:
Beginning balance	$90,799	$92,612	$85,914
Charged to net loss	43,296	(1,813)	6,698
Charges utilized/write-offs	—	—	—
Ending balance	134,095	90,799	92,612

Allowance for Doubtful Accounts:
Beginning balance	$437	$250	$975
Charged to costs and expenses	883	329	—
Charges utilized/write-offs	(421)	(142)	(725)
Effect of foreign currency translation	6	—	—
Ending balance	$905	$437	$250